Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments with Preferred Rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		¥ 2,071,508	¥ 643,008
Cash flows			923,247
Differences of foreign currency translation		(2,152)	(93,688)
Changes in fair value		674,269	579,286
Conversion to ordinary shares		(2,743,625)
Share-based compensation to additional Series C preferred shareholder			19,655
Ending balance			2,071,508
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 793	913	882
Cash flows	(1,515)	(805)	(538)
New leases	3,576	641	527
Interest expenses	144	44	42
Ending balance	¥ 2,998	¥ 793	¥ 913